Document and Entity Information	Nov. 26, 2024
Document And Entity Information [Line Items]
Amendment Flag	true
Amendment Description	As previously disclosed on a Current Report on Form 8-K filed by Gogo Inc. (the “Company”) with the Securities and Exchange Commission on December 3, 2024 and dated December 2, 2024 (the “Original 8-K”), the Company has appointed Mr. Mike Begler as the Executive Vice President, Chief Operating Officer of the Company, effective January 1, 2025. This Current Report on Form 8-K is being filed to provide the information called for in Item 5.02(c)(3) of Form 8-K, which was not available at the time of the Original 8-K. Except as disclosed below, this Current Report on Form 8-K does not otherwise amend the Original 8-K.
Entity Central Index Key	0001537054
Document Type	8-K/A
Document Period End Date	Nov. 26, 2024
Entity Registrant Name	GOGO INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-35975
Entity Tax Identification Number	27-1650905
Entity Address, Address Line One	105 Edgeview Dr.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Broomfield
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80021
City Area Code	303
Local Phone Number	301-3271
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	GOGO
Security Exchange Name	NASDAQ
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Trading Symbol	GOGO
Security Exchange Name	NASDAQ